Securities Act Registration No. 333-148558
Investment Company Act Reg. No. 811-22164

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

Pre-Effective Amendment No. ____   [  ]
Post-Effective Amendment No. 17      [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 20                            [X]
(Check appropriate box or boxes.)
___________________________________

PSP Family of Funds
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of Americas,
3rd Floor,
 New York, NY 10105
(Address of Principal Executive Offices)

(888) 523-4233
(Registrant’s Telephone Number, including Area Code)

Sean McCooey
1345 Avenue of Americas
3rd Floor
New York, NY 10105
 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)	[X] On August 18, 2014, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)	[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)	[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 18, 2014, the effectiveness of the registration statement for the PSP Multi-Manager Fund (the “Fund”), filed in Post-Effective Amendment No. 16 on May 22, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act (“Post-Effective Amendment No. 16”).

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 16.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 18th day of July, 2014.

PSP Family of Funds
(Registrant)

By:	/s/ Sean McCooey
Sean McCooey, President & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Sean McCooey	Trustee, President	July 18, 2014
Sean McCooey	(Principal Executive Officer)

/s/ Larry E. Beavers, Jr.	Treasurer	July 18, 2014
Larry E. Beavers, Jr.	(Principal Financial Officer)

/s/ Edward J. Breslin*	Trustee	July 18, 2014
Edward J. Breslin

/s/ Paul S. Buckley*	Trustee	July 18, 2014
Paul S. Buckley

/s/ Alfred E. Smith IV*	Trustee	July 18, 2014
Alfred E. Smith IV

/s/ Sean McCooey		July 18, 2014
*By Sean McCooey, Attorney-in-Fact